SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended						3 Months Ended	12 Months Ended
	May 13, 2024	May 08, 2024	Apr. 08, 2024	Apr. 05, 2024	Feb. 12, 2024	Feb. 09, 2024	Sep. 13, 2023	Apr. 29, 2024	Mar. 29, 2024	Feb. 29, 2024	Feb. 28, 2024	Feb. 26, 2024	Jan. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Number of shares issued							40,000							100,000	100,000
Convertible Promissory Note One
Number of shares issued	51,539
Principal amount	$ 350,000
Muturity date	May 13, 2024
Extended date	Jul. 31, 2024
Convertible Promissory Note
Number of shares issued	28,625
Principal amount	$ 200,000
Muturity date	Apr. 30, 2024
Extended date	Jul. 31, 2024
Purchase Agreements [Member]
Common stock share issue the investors		17,034										85,174
Convertible notes aggregate principal amount		$ 304,700										$ 2,375,000
Conversion price		$ 1,416										$ 1.84
Aggregate principal amount		$ 304,700										$ 1,375,000
Aggregate gross proceeds		$ 277,000										$ 1,250,000
Discount rate		10.00%										10.00%
Description of agreement		A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion. If the Company fails to make any Amortization Payments when due, then each holder may alternatively elect to convert all or any portion of such holder’s Notes at a conversion price equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion
Purchase of additional aggregate principal amount												$ 1,100,000
Exchange for aggregate gross proceeds												$ 1,000,000
Loans Agreement [Member]
Payment of loan					$ 300,000
Description of Loan agreement					the Company agreed to increase the default rate of interest in the Loan Agreement, report certain financial and cash metrics on a weekly basis, budgetary updates as well as pay down of balance of 10% of all financing raised over $500,000, in exchange for interest only payments until July 2024 and waiver of all covenants
Ally Commerce Inc [Member]
Description of asset acquired													As consideration for the acquired assets: (i) the Company paid to FeatherPay $500,000 in cash, and (ii) the Company agreed to issue to FeatherPay’s stockholders an aggregate of $4,800,000 worth of shares (the “Stock Consideration”) of Company’s Series A Preferred Stock, par value $0.0001 at $10.00 per share totaling 480,000 shares
Teamworx LLC [Member]
Description of asset acquired													As consideration for the acquired assets: (i) the Company paid to Seller $125,000 in cash, and (ii) the Company agreed to issue to Seller $575,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 57,500 shares
Note payable annual interest										12.00%
Muturity date of Note payable										Feb. 29, 2024	Mar. 31, 2024
Verifi Dental, Limited [Member]
Description of asset acquired													As consideration for the acquired assets: (i) the Company paid to Seller $360,000 in cash, and (ii) the Company agreed to issue to Seller $840,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 84,000 shares
Event After Reporting Date [Member]
Promissory note principal amount				$ 200,000				$ 250,000
Muturity date				Jun. 30, 2024				May 31, 2024
Interest rate				16.00%		12.00%		12.00%			12.00%
Increase aggregate number of shares of company common stock									11,000,000
Excercise price									$ 3.10
Convertible note principal amount						$ 473,743					$ 5,000
Muturity date of convertible note						Jun. 01, 2024					Feb. 01, 2025
Note payable converion amount						$ 473,743
Debt Promissory Note [Member]
Muturity date				Jun. 30, 2024
Promissory note principal amount				$ 200,000
Interest rate				12.00%
Debt Convertible Promissory Note [Member]
Muturity date			Apr. 30, 2024
Interest rate			12.00%
Convertible promissory note principal amount			$ 200,000
Description related to convertible promissory note			In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 30,000 shares of our common stock with an exercise price of $1.50
Exchange amount of promissory note			$ 200,000
Debt Convertible Promissory Note One [Member] | Securities Purchase Agreement [Member]
Muturity date			Apr. 30, 2024
Interest rate			20.00%
Convertible promissory note principal amount			$ 260,000
Description related to convertible promissory note			In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 39,000 shares of our common stock with an exercise price of $1.50
Exchange amount of promissory note			$ 260,000
Chief Executive Officer Dermott [Member]
Number of option purchase									1,817,742
Archit Shah [Member]
Number of option purchase									482,259
Promissory Note Member
Number of shares issued	36,648
Principal amount	$ 260,000
Muturity date	Apr. 30, 2024
Extended date	Jul. 31, 2024
David Fidanza, Chief Information Officer [Member]
Number of option purchase									352,420
Muralidar Chakravarthi, Chief Technology Officer [Member]
Number of option purchase									352,420
Jeffrey Stellinga, Vice President [Member]
Number of option purchase									352,420